RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
19.	RELATED PARTY TRANSACTIONS

(a)	Related parties(1)

Name of related parties	Relationship with the Company

i) Tencent Limited (“Tencent”)	A shareholder of the Company

ii) Riot Games, Inc	An affiliate company of Tencent

iii) Tencent Technology (Shenzhen) Company Limited	An affiliate company of Tencent

iv) Shenzhen Tencent Computer System Company Limited	An affiliate company of Tencent

v) Tencent Cloud Computing (Beijing) Company Limited	An affiliate company of Tencent

vi) Proxima Beta Pte Ltd	An affiliate company of Tencent

vii) Aceville Pte. Ltd	An affiliate company of Tencent

viii) Tencent Mobility Limited	An affiliate company of Tencent

ix) Riot Games Services Pte. Ltd	An affiliate company of Tencent

x) Grinding Gear Games Ltd	An affiliate company of Tencent

xi) Vietnam Payment Solutions JSC (“VN Pay”) (3)	An associated company

xii) Shanghai Zhuopai Information Technology Co., Ltd. (“Zhuopai”) (2)	An associated company

xiii) Redmart Limited (“Redmart”) (2)	An associated company

xiv) Shanghai Wuju Information Technology Co., Ltd. (“Wuju”)	An associated company

xv) Nox Limited (formerly known as Beijing Duodian Online Technology Co., Ltd.) (“Duodian”)	An associated company

xvi) Shanghai Caili Internet Co., Ltd. (“Caili”)	An associated company

xvii) Directors and the key management	Key Management

(1)	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2016, 2017 and 2018.

(2)	These companies ceased to be related parties to the Company as of December 31, 2016.

(3)	VN Pay ceased to be a related party of the Company as of August 31, 2017.

Tencent and its affiliate companies are collectively known as “Tencent group of companies”.

(b)	The Company had the following related party transactions for the years ended December 31, 2016, 2017 and 2018:

	2016	2017	2018
	$	$	$

Royalty fee and license fee to:
- Tencent group of companies	36,469	70,470	96,713
Royalty fee and license fee from:
- Tencent group of companies	2,000	262	3,629

Rack rental income from:
- Tencent group of companies	1,338	1,007	677

Services provided by:
- VN Pay	181	149	–
- Tencent group of companies	43	1,012	13,066
- Caili	–	–	16
Purchase of merchandise goods from:
- VN Pay	5,736	2,898	–
Sales of goods to:
- VN Pay	390	679	–

Investment in convertible loans in:
- Redmart	3,778	–	–

Loans provided to:
- Redmart	4,458	–	–
- VN Pay	1,794	–	–
- Zhuopai	1,000	–	–
- Duodian	755	–	–
- Wuju	520	422	–

Repayment of loans from:
- Duodian	755	–	–
- Wuju	–	953	–
- VN Pay	–	1,784	–

Interest income received from:
- Redmart	109	–	–

Issuance of convertible notes to:
- Tencent	–	100,000	50,000

Interest expense to:
- Tencent	–	4,153	2,092

	2016	2017	2018
	$	$	$

Promissory notes extended to:
- Key management	4,044	9,768	–

Repayment of promissory notes from:
- Key management	581	16,178	–

Interest income received from:
- Key management	–	774	–

(c)	The Company had the following related party balances for the years ended December 31, 2017 and 2018:

	December 31,
	2017	2018
	$	$
Amounts due from related parties:
Current:
- Tencent group of companies	2,235	5,224

Convertible notes (principal amount) due to:
Non-current:
- Tencent	100,000	150,000

Amounts due to related parties:
Current:
- Tencent group of companies	36,790	46,025